Consolidated Balance Sheet (OWP Ventures, Inc.)	Dec. 31, 2018 USD ($)
Current assets:
Cash	$ 125,846
Other current assets	35,344
Total current assets	161,190
Fixed assets, net	356,439
Total Assets	517,629
Current liabilities:
Accounts payable	121,194
Accrued expenses	34,425
Convertible note payable	300,000
Advances from shareholders	514,141
Notes payable	200,000
Total current liabilities	1,169,760
Total Liabilities	1,169,760
Stockholders' Equity (Deficit):
Common stock, $0.0001 par value, 200,000,000 shares authorized; 34,291,905 shares issued and outstanding	34,292
Subscriptions receivable, consisting of 6,012,500 shares	(602)
Accumulated other comprehensive loss	(4,090)
Accumulated (deficit)	(1,959,982)
Total Stockholders' Equity	(652,030)
Noncontrolling Interest	(101)
Total Stockholders' Equity (Deficit)	(652,131)
Total Liabilities and Stockholders' Equity (Deficit)	517,629
OWP Ventures, Inc. [Member]
Current assets:
Cash	125,846
Other current assets	35,344
Total current assets	161,190
Fixed assets, net	356,439
Total Assets	517,629
Current liabilities:
Accounts payable	121,194
Accrued expenses	34,425
Convertible note payable	300,000
Advances from shareholders	514,141
Notes payable	200,000
Total current liabilities	1,169,760
Total Liabilities	1,169,760
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value, 5,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value, 200,000,000 shares authorized; 34,291,905 shares issued and outstanding	3,429
Additional paid-in capital	1,309,215
Subscriptions receivable, consisting of 6,012,500 shares	(602)
Accumulated other comprehensive loss	(4,090)
Accumulated (deficit)	(1,959,982)
Total Stockholders' Equity	(652,030)
Noncontrolling Interest	(101)
Total Stockholders' Equity (Deficit)	(652,131)
Total Liabilities and Stockholders' Equity (Deficit)	$ 517,629